GOLDMAN SACHS TRUST

Goldman Sachs Global Tax-Aware Equity Portfolios

Class A Shares and Institutional Shares of the

Goldman Sachs Enhanced Dividend Global Equity Portfolio

Goldman Sachs Tax-Advantaged Global Equity Portfolio

(the “Portfolios”)

Supplement dated May 1, 2013 to the

Prospectus dated December 28, 2012 (the “Prospectus”)

Effective May 1, 2013, the performance benchmark indices for the Portfolios will change as follows:

Portfolio	Current Benchmark Components/Indices	New Benchmark Components/Indices
Enhanced Dividend Global Equity Portfolio	• Barclays U.S. Aggregate Bond Index • Morgan Stanley Capital International All Country World Index, ex North America • Russell 3000 Index • EDGE Composite Index	• Barclays U.S. Aggregate Bond Index • Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) • EDGE Composite Index
Tax-Advantaged Global Equity Portfolio	• Barclays U.S. Aggregate Bond Index • Morgan Stanley Capital International All Country World Index, ex North America • Russell 3000 Index • TAG Composite Index	• Barclays U.S. Aggregate Bond Index • Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) • TAG Composite Index

Accordingly, the Prospectus is revised as follows, effective immediately:

The following replaces in its entirety the second sentence under “Goldman Sachs Enhanced Dividend Global Equity Portfolio—Summary—Performance”:

Effective May 1, 2013, the components of the EDGE Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) (“MSCI ACWI IMI”) (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio’s broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio’s performance.

The following replaces in its entirety the second sentence under “Goldman Sachs Tax-Advantaged Global Equity Portfolio—Summary—Performance”:

Effective May 1, 2013, the components of the TAG Composite Index changed from the Russell 3000 Index (60%), Morgan Stanley Capital International All Country World Index, ex North America (30%) and the Barclays U.S. Aggregate Bond Index (10%) to the Morgan Stanley Capital International All Country World Index IMI (Investable Market Index) (“MSCI ACWI IMI”) (90%) and the Barclays U.S. Aggregate Bond Index (10%), and corresponding changes were made to the Portfolio’s broad-based securities market indices. The Investment Adviser believes that these changes better reflect the strategic and tactical underlying allocations of the Portfolio and therefore provide more appropriate benchmarks against which to measure the Portfolio’s performance.

The following replaces in its entirety the seventh paragraph under “Investment Management Approach—Principal Investment Strategies—Enhanced Dividend Global Equity Portfolio”:

The Portfolio’s benchmark indices are the MSCI ACWI IMI, Barclays U.S. Aggregate Bond Index and the TAG Composite Index. MSCI is a broad and investable global equity benchmark. MSCI ACWI IMI covers over 9,000 securities across large, mid and small cap size segments and across style and sector segments in developed and emerging markets. The Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds, and mortgage-backed and asset-backed securities. The TAG Composite Index is comprised of the MSCI ACWI IMI (90%) and the Barclays U.S. Aggregate Bond Index (10%).

The following replaces in its entirety the sixth paragraph under “Investment Management Approach—Principal Investment Strategies—Tax-Advantaged Global Equity Portfolio”:

The Portfolio’s benchmark indices are the MSCI ACWI IMI, Barclays U.S. Aggregate Bond Index and the EDGE Composite Index. MSCI is a broad and investable global equity benchmark. MSCI ACWI IMI covers over 9,000 securities across large, mid and small cap size segments and across style and sector segments in developed and emerging markets. The Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment grade corporate bonds, and mortgage-backed and asset-backed securities. The EDGE Composite Index is comprised of the MSCI ACWI IMI (90%) and the Barclays U.S. Aggregate Bond Index (10%).

This Supplement should be retained with your Prospectuses for future reference.

TAGEDPERFSTK 05-13